October 29, 2003



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 333-108953 and 811-08716

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to the Registration Statement No. 333-108953/811-08716) (the "Amendment"), and (ii) the text of the Amendment was filed electronically via EDGAR on October 23, 2003.

         If you have any questions or would like further information, please call me at (617) 210-3626.

                                                     Very truly yours,

                                                     /s/ Cathleen M. Livingstone

                                                     Cathleen M. Livingstone